SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE SUMMARY PROSPECTUS DATED APRIL 29, 2013

SUPPLEMENT DATED SEPTEMBER 16, 2013
TO THE PROSPECTUS DATED APRIL 29, 2013

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Franklin Templeton International Small Cap Growth Fund, please delete the section entitled “Principal Investment Strategies,” in its entirety and replace it with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies, including those of emerging or developing markets. Smaller international companies are companies with market capitalizations not exceeding (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World exUS (ACWIxUS) Small Cap Index, whichever is greater, at the time of purchase.

The Fund invests predominantly in securities listed or traded on recognized international markets in developed countries, such as those included in the MSCI EAFE Small Cap Index and ACWIxUS Small Cap Index. The Fund, from time to time, may have significant investments in a particular sector or country.

In choosing individual equity investments, the Fund’s Sub-Advisers utilize a fundamental “bottom-up” approach involving in-depth proprietary analysis of individual equity securities. In narrowing down the universe of eligible investments, the Sub-Advisers employ a quantitative and qualitative approach to identify smaller international companies that the Sub-Advisers believe have the potential to generate attractive returns. Overall, the Sub-Advisers seek to invest in companies with attractive valuations.

In the summary prospectus for the JNL/Franklin Templeton International Small Cap Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

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Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.